1
Gabelli Pet Parents’ Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .9%
Consumer Products — 4 .9%
2,000 Oil-Dri Corp. of America ............................ $ 97,880
1,000 Spectrum Brands Holdings Inc. ................ 59,080
156,960
Consumer Services — 4 .2%
575 Amazon.com Inc. † ................................... 132,722
Diagnostics — 8 .5%
400 IDEXX Laboratories Inc. † .......................... 270,612
Pet Food and Nutrition — 13 .1%
150,000 BARK Inc. † .............................................. 90,375
500 Colgate-Palmolive Co. .............................. 39,510
3,500 Freshpet Inc. † .......................................... 213,255
750 Nestlé SA ................................................. 74,555
417,695
Pet Healthcare — 25 .9%
15,000 CVS Group plc ......................................... 259,615
10,000 Elanco Animal Health Inc. † ....................... 226,300
40,000 Petco Health & Wellness Co. Inc. † ............ 112,400
1,000 Vetoquinol SA .......................................... 98,129
250 Virbac SACA ............................................. 105,034
225,000 Zomedica Corp. † ...................................... 22,894
824,372
Pet Products — 13 .3%
1,300 Central Garden & Pet Co. † ........................ 41,795
325 Central Garden & Pet Co. , Cl. A † ............... 9,487
8,500 Chewy Inc. , Cl. A † .................................... 280,925
500 Church & Dwight Co. Inc. ......................... 41,925
500 The Clorox Co. ......................................... 50,415
424,547
Pet Services — 10 .2%
37,500 Pets at Home Group plc ............................ 100,085
1,500 Tractor Supply Co. .................................... 75,015
4,000 Trupanion Inc. † ........................................ 149,480
324,580
Pharmaceuticals — 15 .8%
22,500 Animalcare Group plc ............................... 71,879
4,000 Phibro Animal Health Corp. , Cl. A .............. 149,440
2,250 Zoetis Inc. ................................................ 283,095
504,414
Retail — 3 .0%
1,000 CVS Health Corp. ...................................... 79,360
5,000 PetMed Express Inc. † ............................... 16,000
95,360
TOTAL COMMON STOCKS ........................ 3,151,262
Shares
Market
Value
PREFERRED STOCKS — 0 .5%
Retail — 0 .5%
4,000 QVC Group Inc. , 8.000% , 03/15/31 ........... $ 14,560
TOTAL INVESTMENTS — 99.4%
(Cost $ 2,466,342 ) ................................. $ 3,165,822
† Non-income producing security.